Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Lease Related Assets and Liabilities
The following table summarized the lease-related assets and liabilities recorded on the Company’s Consolidated Balance Sheets as of December 31:

		December 31,
Assets	Balance Sheet Location	2023	2024
Operating lease assets	Operating lease right-of-use assets	$28,113	$29,079
Finance lease assets	Property and equipment, net	8,192	6,870

Total lease assets		$36,305	$35,949

Liabilities
Current
Operating lease liabilities	Operating leases, current portion	$6,229	$6,836
Finance lease liabilities	Other current liabilities	3,915	3,783
Noncurrent
Operating lease liabilities	Operating leases, net of current portion	22,803	23,297
Finance lease liabilities	Other liabilities	4,236	3,416

Total lease liabilities		$37,183	$37,332

Weighted-average remaining lease term
Operating leases		5.3 years	4.8 years

Finance leases		2.6 years	2.3 years

Weighted-average discount rate

Operating leases		5.09%	5.51%

Finance leases		5.77%	6.02%

Summary of Lease Related Costs For Finance and Operating Leases
The following tables summarize the lease-related costs for finance and operating leases for the years ended December 31:

	2023	2024

Finance lease cost

Amortization of leased assets	$3,801	$4,212

Interest on lease liabilities	456	498

Operating lease cost	7,641	8,405

Short-term lease cost	247	233

Variable lease cost	1,914	2,092

Total lease cost	$14,059	$15,440

Other Information

	Year Ended December 31, 2023	Year Ended December 31, 2024

Cash paid for amounts included in the measurement of lease liabilities

Operating cash flows for operating leases	$9,104	$10,634

Operating cash flows for finance leases	$424	$442

Financing cash flows for finance leases	$3,893	$4,481

Summary of Operating Lease Liabilities and Finance Lease Liabilities
The table below reconciles the undiscounted cash flows for each of the first five years and the total of the remaining years to the operating lease liabilities and finance lease liabilities recorded on the December 31, 2024 Consolidated Balance Sheet.

	Operating Leases	Finance Leases

2025	$7,804	$4,216

2026	7,203	2,597

2027	6,467	986

2028	5,652	119

2029	4,740	63

Thereafter	2,546	—

Total lease payments	34,412	7,981

Less: amount of lease payments representing interest	(4,279)	(782)

Present value of future lease payments	30,133	7,199

Less: current obligations under leases	(6,836)	(3,783)

Long-term lease obligations	$23,297	$3,416